UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue Nashville, Tennessee	37211
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE 19801

(Name and address of agent for service)

With a copy to: Matthew A. Swendiman, Attorney Graydon Head & Ritchey LLP 15 West Center Street Lawrenceburg, IN 47025

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi Annual report to Shareholders for the period ended February 29, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Monteagle Funds

Semi-Annual Report

February 29, 2016

TABLE OF CONTENTS

Supplementary Portfolio Information	3
Financial Statements of the Monteagle Funds
Schedules of Investments:
Fixed Income Fund	9
Informed Investor Growth Fund	13
Quality Growth Fund	15
Select Value Fund	19
Value Fund	22
The Texas Fund	25
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	39
Notes to Financial Statements	46
Other Information	65
Results of A Special Meeting of Shareholders of Monteagle Funds	66
About Your Funds’ Expenses	67
Compensation of Trustees and Officers	70
Board Approval of Investment Management and Sub-Advisory Agreements	71

MONTEAGLE FIXED INCOME FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2016 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
U.S. Treasury Note, 2.00%, due 11/15/2021	4.01%
U.S. Treasury Note, 1.75%, due 05/15/2022	3.94%
U.S. Treasury Note, 1.625%, due 08/15/2022	3.91%
FNMA Pool AB3690, 4.00%, due 10/01/2041	3.15%
U.S. Treasury Note, 2.125%, due 08/15/2021	2.52%
U.S. Treasury Note, 3.125%, due 05/15/2021	2.11%
FHLMC, 4.875%, due 06/13/2018	2.11%
U.S. Treasury Note, 2.25%, due 11/15/2024	2.02%
Apple, Inc., 3.20%, 05/13/2025	2.00%
QUALCOMM, Inc., 3.00%, 05/20/2022	1.96%

Sector Allocation	(% of Net Assets)
Corporate Bonds	46.88%
U.S. Government and Agency Obligations	30.66%
Mortgage-Backed Securities	18.08%
Money Market Funds	3.97%
Other Assets in Excess of Liabilities	0.41%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2016 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
iShares 7-10 Year Treasury Bond ETF	40.32%
Franco-Nevada Corp.	6.97%
Powershares QQQ Trust Series 1	5.86%
SPDR S&P500 ETF Trust	5.79%
Agnico Eagle Mines Ltd.	4.63%
American Water Works Co., Inc.	4.47%
Tyson Foods, Inc. - Class A	4.35%
Hormel Foods Corp.	4.28%
CMS Energy Corp.	2.84%
Clorox Co.	2.41%

Top Ten Portfolio Industries	(% of Net Assets)
Debt Funds	40.32%
Mining	12.27%
Equity Funds	11.65%
Food	8.63%
Electric	4.73%
Water	4.47%
Internet	4.22%
Household Products & Wares	2.41%
Real Estate Investment Trusts	2.10%
Beverages	2.05%
92.85%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Exchange Traded Funds	51.97%
Consumer, Non-cyclical	15.10%
Basic Materials	12.27%
Utilities	9.20%
Money Market Funds	8.45%
Communications	4.22%
Financial	3.07%
Liabilities in Excess of Other Assets	(4.28%)
100.00%

MONTEAGLE QUALITY GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2016 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	4.26%
Walt Disney Co.	3.96%
Johnson & Johnson	3.70%
Home Depot, Inc.	3.18%
CVS Health Corp.	2.99%
Coca-Cola Co.	2.96%
Visa, Inc. - Class A	2.59%
Alphabet, Inc. - Class A	2.44%
UnitedHealth Group, Inc.	2.13%
Amazon.com, Inc.	2.07%

Top Ten Portfolio Industries	(% of Net Assets)
Retail	10.29%
Internet	8.29%
Pharmaceuticals	7.34%
Media	7.07%
Computers	4.78%
Biotechnology	4.55%
Cosmetics & Personal Care	4.19%
Diversified Financial Services	3.29%
Electronics	3.00%
Beverages	2.96%
55.76%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Non-cyclical	26.93%
Communications	17.33%
Industrial	13.31%
Consumer, Cyclical	12.99%
Money Market Funds	9.30%
Technology	8.55%
Financial	7.80%
Basic Materials	2.85%
Energy	1.88%
Liabilities in Excess of Other Assets	(0.94%)
100.00%

MONTEAGLE SELECT VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2016 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Michael Kors Holdings Ltd.	6.37%
Darden Restaurants, Inc.	5.92%
Target Corp.	4.67%
Jacobs Engineering Group, Inc.	4.61%
Mattel, Inc.	4.53%
Apple, Inc.	4.40%
Diamond Offshore Drilling, Inc.	3.87%
Discovery Communications, Inc. - Class A	3.85%
Fossil Group, Inc.	3.56%
Caterpillar, Inc.	3.48%

Top Ten Portfolio Industries	(% of Net Assets)
Retail	12.34%
Banks	6.89%
Oil & Gas	6.61%
Apparel	6.37%
Oil & Gas Services	5.73%
Computers	5.21%
Engineering & Construction	4.61%
Toys, Games & Hobbies	4.53%
Transportation	4.48%
Office & Business Equipment	4.46%
61.23%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Cyclical	26.81%
Industrial	17.39%
Energy	12.34%
Financial	11.21%
Technology	9.67%
Money Market Funds	9.00%
Basic Materials	6.41%
Communications	3.85%
Utilities	3.16%
Consumer, Non-cyclical	2.16%
Liabilities in Excess of Other Assets	(2.00%)
100.00%

MONTEAGLE VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2016 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
AT&T, Inc.	4.35%
Cirrus Logic, Inc.	3.94%
Verizon Communications, Inc.	3.58%
Boston Scientific Corp.	3.20%
Dean Foods Co.	3.18%
Intel Corp.	2.96%
Republic Services, Inc.	2.96%
Sonoco Products Co.	2.93%
Coach, Inc.	2.86%
Merck & Co., Inc.	2.70%

Top Ten Portfolio Industries	(% of Net Assets)
Semiconductors	11.35%
Telecommunications	11.35%
Chemicals	9.45%
Iron & Steel	5.92%
Retail	5.09%
Packaging & Containers	5.01%
Miscellaneous Manufacturing	4.44%
Transportation	4.24%
Pharmaceuticals	4.11%
Computers	3.79%
64.75%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Industrial	22.28%
Basic Materials	17.56%
Technology	15.13%
Consumer, Non-cyclical	12.85%
Communications	11.35%
Consumer, Cyclical	9.91%
Money Market Funds	9.05%
Energy	4.23%
Financial	3.77%
Liabilities in Excess of Other Assets	(6.13%)
100.00%

THE TEXAS FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 29, 2016 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Waste Connections, Inc.	2.21%
Cirrus Logic, Inc.	2.19%
First Cash Financial Services, Inc.	2.13%
Sysco Corp.	2.12%
Benchmark Electronics, Inc.	2.06%
Six Flags Entertainment Corp.	2.05%
Dr Pepper Snapple Group, Inc.	2.03%
Waste Management, Inc.	2.02%
Whole Foods Market, Inc.	1.99%
Mattress Firm Holding Corp.	1.94%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	10.76%
Retail	10.46%
Banks	6.28%
Semiconductors	5.82%
Building Materials	4.71%
Environmental Control	4.23%
Food	4.11%
Electronics	3.90%
Airlines	3.56%
Chemicals	3.13%
56.96%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Cyclical	22.25%
Industrial	19.24%
Energy	15.22%
Money Market Funds	14.56%
Consumer, Non-cyclical	12.89%
Technology	10.41%
Financial	9.57%
Basic Materials	3.13%
Call Options	1.31%
Liabilities in Excess of Other Assets	(8.58%)
100.00%

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited)

Par Value	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 30.66%	Fair Value
	U.S. Treasury Notes - 26.20%
$250,000	1.50%, due 02/28/2019	$254,253
250,000	1.50%, due 08/31/2018	254,151
2,000,000	1.625%, due 08/15/2022	2,021,602
2,000,000	1.75%, due 05/15/2022	2,035,000
250,000	1.75%, due 09/30/2019	256,113
250,000	2.00%, due 02/15/2022	258,618
2,000,000	2.00%, due 11/15/2021	2,068,360
250,000	2.125%, due 06/30/2022	259,893
1,250,000	2.125%, due 08/15/2021	1,300,341
250,000	2.25%, due 03/31/2021	261,782
1,000,000	2.25, due 11/15/2024	1,045,020
250,000	2.50%, due 08/15/2023	266,948
750,000	2.625%, due 08/15/2020	795,982
1,000,000	3.125%, due 05/15/2021	1,090,742
250,000	3.50%, due 02/15/2018	263,164
250,000	3.625%, due 02/15/2020	274,028
500,000	3.625%, due 02/15/2021	556,436
250,000	4.75%, due 08/15/2017	264,546
		13,526,979
	Federal Home Loan Mortgage Corporation - 3.47%
500,000	1.75%, due 05/30/2019	510,219
1,000,000	4.875%, due 06/13/2018	1,089,352
175,000	5.00%, due 12/14/2018	194,021
		1,793,592
	Federal National Mortgage Association - 0.99%
500,000	1.875%, due 09/18/2018	511,624

	Total U.S. Government and Agency Obligations (Cost $15,517,215)	15,832,195

Par Value	CORPORATE BONDS (b) - 46.88%	Fair Value
	Agriculture - 0.98%
$500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	$504,617

	Banks - 10.01%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	533,381
500,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	542,462
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	536,510
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	496,102
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	504,650
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	542,720
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	504,166
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	499,189

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Par Value	CORPORATE BONDS (b) - 46.88% (Continued)	Fair Value
	Banks - 10.01% (Continued)
$500,000	Wells Fargo & Co., 3.45%, 02/13/2023	$507,030
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	503,946
		5,170,156
	Beverages - 1.62%
750,000	Anheuser-Busch, Inc., 5.375%, due 01/15/2020	835,313

	Computers - 3.17%
1,000,000	Apple, Inc., 3.20%, 05/13/2025	1,034,552
600,000	International Business Machines Corp., 1.25%, 02/08/2018	600,506
		1,635,058
	Diversified Financial Services - 0.50%
250,000	CME Group, Inc., 3.00%, due 09/15/2022	258,467

	Electric - 2.67%
500,000	Duke Energy Florida LLC, 4.55%, due 04/01/2020	547,976
770,000	Georgia Power Co., 4.25%, due 12/01/2019	830,499
		1,378,475
	Electrical Components & Equipment - 0.50%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	257,869

	Engineering & Construction - 0.70%
350,000	Fluor Corp., 3.50% due 12/15/2024	359,292

	Healthcare - Products - 1.98%
750,000	Becton Dickinson and Co., 3.125%, due 11/08/2021	767,202
250,000	Medtronic, Inc., 3.125%, 03/15/2022	256,224
		1,023,426
	Insurance - 2.58%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	518,498
750,000	Chubb Corp., 5.75%, due 05/15/2018	816,765
		1,335,263
	Machinery - Diversified - 1.59%
750,000	Deere & Co., 4.375%, due 10/16/2019	819,203

	Metal Fabricate & Hardware - 0.95%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	491,484

	Miscellaneous Manufacturing - 3.09%
250,000	3M Co., 1.00%, due 06/26/2017	250,412
250,000	3M Co., 2.00%, due 06/26/2022	248,318
500,000	General Electric Capital Corp., 3.15%, due 09/07/2022	525,667
500,000	General Electric Capital Corp., 5.55%, due 05/04/2020	572,496
		1,596,893

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Par Value	CORPORATE BONDS (b) - 46.88% (Continued)	Fair Value
	Oil & Gas - 2.36%
$500,000	BP Capital Markets PLC, 2.50%, due 11/06/2022	$466,569
250,000	BP Capital Markets PLC, 4.75%, due 03/10/2019	263,463
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	248,338
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	241,657
		1,220,027
	Oil & Gas Services - 1.44%
750,000	Halliburton Co., 2.00%, due 08/01/2018	741,453

	Pharmaceuticals - 3.48%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	752,647
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	499,374
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	546,313
		1,798,334
	Real Estate Investment Trusts - 1.47%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	758,578

	Retail - 0.97%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	250,799
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	252,052
		502,851
	Semiconductors - 2.65%
350,000	Intel Corp., 1.35%, 12/15/2017	352,249
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	1,014,532
		1,366,781
	Software - 0.97%
500,000	Oracle Corp., 2.50%, due 10/15/2022	501,691

	Telecommunications - 3.20%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	828,084
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	824,090
		1,652,174

	Total Corporate Bonds (Cost $23,844,671)	24,207,405

Par Value	MORTGAGE-BACKED SECURITIES (b) - 18.08%	Fair Value
	Federal Home Loan Mortgage Corporation - 6.77%
$283,801	Pool A94289, 4.00%, due 10/01/2040	$303,986
830,063	Pool G08618, 4.00%, due 12/01/2044	885,779
440,130	Pool J19285, 2.50%, due 06/01/2027	453,785
320,317	Pool Q15767, 3.00%, due 02/01/2043	328,741
51,589	Series 15L, 7.00%, due 07/25/2023	58,521
124,786	Series 2841 BY, 5.00%, due 08/15/2019	129,175

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Par Value	MORTGAGE-BACKED SECURITIES (b) - 18.08% (Continued)	Fair Value
	Federal Home Loan Mortgage Corporation - 6.77% (Continued)
$193,750	Pool A947184, 4.50%, due 02/01/2041	$211,826
308,844	Pool G07163, 3.50%, due 10/01/2042	324,707
760,733	Pool G07961, 3.50%, due 03/01/2045	799,543
		3,496,063
	Federal National Mortgage Association - 10.53%
62,036	Pool 545759, 6.50%, due 07/01/2032	73,369
3,788	Pool 725421, 7.00%, due 09/01/2017	3,846
32,683	Pool 754289, 6.00%, due 11/01/2033	37,627
62,493	Pool 882684, 6.00%, due 06/01/2036	71,870
1,514,762	Pool AB3690, 4.00%, due 10/01/2041	1,624,619
374,251	Pool AK3402, 4.00%, due 02/01/2042	400,668
405,108	Pool AL1869, 3.00%, due 06/01/2027	424,443
892,553	Pool AU3763, 3.50%, due 08/01/2043	937,787
67,018	Series 2007-40-PT, 5.50%, due 05/25/2037	75,281
291,214	Pool AL5097, 4.50%, due 09/01/2043	317,256
271,326	Pool AU1619, 3.50%, due 07/01/2043	284,908
209,780	Pool AB8898, 3.00%, due 04/01/2043	215,574
395,006	Pool AB9238, 3.00%, due 05/01/2043	406,038
283,610	Pool AL7729, 4.00%, due 06/01/2043	303,302
241,002	Pool AO0763, 4.00%, due 04/01/2042	259,503
		5,436,091
	Government National Mortgage Association - 0.78%
71,247	Pool 476998, 6.50%, due 07/15/2029	81,796
28,122	Pool 648337, 5.00%, due 10/15/2020	29,790
25,449	Pool 676516, 6.00%, due 02/15/2038	28,765
68,387	Series 2012-52-PM, 3.50%, due 12/20/2039	72,250
188,408	Series 2012-91-HQ, 2.00%, due 09/20/2041	193,464
		406,065

	Total Mortgage-Backed Securities (Cost $9,230,160)	9,338,219

Shares	MONEY MARKET FUNDS - 3.97%	Fair Value
2,050,967	Fidelity Institutional Money Market Fund Class I, 0.16% (a) (Cost $2,050,967)	$2,050,967

	Total Investments at Fair Value - 99.59% (Cost $50,643,013)	$51,428,786

	Other Assets in Excess of Liabilities, Net - 0.41%	211,302

	Net Assets - 100.00%	$51,640,088

(a)	Rate shown represents the 7-day yield at February 29, 2016, is subject to change and resets daily.

(b)

Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 43.86%	Fair Value
	Agriculture - 2.01%
4,400	Reynolds American, Inc.	$221,892

	Beverages - 2.05%
1,600	Constellation Brands, Inc.	226,288

	Electric - 4.73%
7,900	CMS Energy Corp.	312,524
3,700	WEC Energy Group, Inc.	208,495
		521,019
	Food - 8.63%
11,100	Hormel Foods Corp.	471,861
7,400	Tyson Foods, Inc.	479,150
		951,011
	Household Products & Services - 2.41%
2,100	Clorox Co.	265,482

	Insurance - 0.97%
1,700	Cincinnati Financial Corp.	107,338

	Internet - 4.22%
335	Alphabet, Inc. - Class A (a)	240,268
1,900	Facebook, Inc. - Class A (a)	203,148
300	Qihoo 360 Technology Co. Ltd. - ADR (a)	21,564
		464,980
	Mining - 12.27%
14,500	Agnico Eagle Mines Ltd.	510,400
12,900	Franco-Nevada Corp.	768,711
800	Randgold Resources Ltd. - ADR	73,000
		1,352,111
	Real Estate Investment Trusts - 2.10%
762	Equinix, Inc.	231,412

	Water - 4.47%
7,600	American Water Works Co., Inc.	492,632

	Total Common Stocks (Cost $4,559,127)	4,834,165

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	EXCHANGE-TRADED FUNDS - 51.97%	Fair Value
	Equity Fund - 30.55%
6,300	Powershares QQQ Trust Series 1	$645,750
3,300	SPDR S&P500 ETF Trust	638,748
		1,284,498
	Debit Fund - 30.55%
40,200	iShares 7-10 Year Treasury Bond ETF	4,444,512

	Total Exchange-Traded Funds - 89.87% (Cost $5,617,014)	5,729,010

Shares	MONEY MARKET FUND - 8.45%	Fair Value
931,957	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (Cost $931,957)	$931,957

	Total Investments at Fair Value - 104.28% (Cost $11,108,098)	$11,495,132

	Liabilities in Excess of Other Assets, Net - (4.28%)	(471,966)

	Net Assets - 100.00%	$11,023,166

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 29, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 91.64%	Fair Value
	Aerospace & Defense - 2.20%
966	Boeing Co.	$114,162
1,477	Lockheed Martin Corp.	318,722
800	Orbital ATK, Inc.	67,008
		499,892
	Apparel - 1.57%
3,248	NIKE, Inc.	200,044
1,730	Ralph Lauren Corp.	157,015
		357,059
	Banks - 1.85%
1,463	Goldman Sachs Group, Inc.	218,763
4,322	Wells Fargo & Co.	202,788
		421,551
	Beverages - 2.96%
15,610	Coca-Cola Co.	673,259

	Biotechnology - 4.55%
1,054	Amgen, Inc.	149,963
651	Biogen, Inc. (a)	168,882
3,529	Celgene Corp. (a)	355,829
4,122	Gilead Sciences, Inc.	359,645
		1,034,319
	Chemicals - 2.86%
3,919	Albemarle Corp.	220,326
3,578	CF Industries Holdings, Inc.	130,454
2,926	Praxair, Inc.	297,838
		648,618
	Commercial Services - 1.62%
9,619	PayPal Holdings, Inc. (a)	366,869

	Computers - 4.78%
10,008	Apple, Inc.	967,674
900	International Business Machines Corp.	117,927
		1,085,601
	Cosmetics & Personal Care - 4.19%
6,999	Colgate-Palmolive Co.	459,414
2,953	Estee Lauder Cos., Inc.	269,697
2,770	Procter & Gamble Co.	222,403
		951,514
	Distribution & Wholesale - 1.13%
1,187	WW Grainger, Inc. (d)	257,460

	Diversified Financial Services - 3.29%
5,851	Synchrony Financial (a)	157,684
8,140	Visa, Inc. - Class A	589,255
		746,939

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	COMMON STOCKS - 91.64% (Continued)	Fair Value
	Electrical Components & Equipment - 1.39%
6,788	AMETEK, Inc.	$315,031

	Electronics - 3.00%
4,640	Amphenol Corp. - Class A	246,245
6,112	FLIR Systems, Inc.	189,228
10,595	Trimble Navigation Ltd. (a)	246,440
		681,913
	Food - 2.18%
1,434	J.M. Smucker Co.	182,935
2,585	McCormick & Co., Inc.	241,077
2,250	Whole Foods Market, Inc.	70,448
		494,460
	Healthcare - Products - 1.96%
5,592	Baxter International, Inc.	220,940
2,590	Edwards Lifesciences Corp. (a)	225,330
		446,270
	Healthcare - Services - 2.13%
4,066	UnitedHealth Group, Inc.	484,261

	Internet - 8.29%
774	Alphabet, Inc. - Class A (a)	555,128
511	Alphabet, Inc. - Class C (a)	356,560
850	Amazon.com, Inc. (a)	469,642
8,670	eBay, Inc. (a)	206,346
2,772	Facebook, Inc. - Class A (a)	296,382
		1,884,058
	Machinery - Construction & Mining - 1.08%
3,616	Caterpillar, Inc.	244,803

	Machinery - Diversified - 1.13%
1,527	Roper Industries, Inc.	256,429

	Media - 7.07%
7,195	Comcast Corp. - Class A	415,367
3,851	DISH Network Corp. - Class A (a)	181,498
7,762	Time, Inc.	109,444
9,410	Walt Disney Co.	898,843
		1,605,152
	Miscellaneous Manufacturing - 2.01%
2,910	3M Co.	456,492

	Oil & Gas - 1.88%
1,592	Concho Resources, Inc. (a)	143,662
3,524	Exxon Mobil Corp.	282,449
		426,111

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	COMMON STOCKS - 91.64% (Continued)	Fair Value
	Pharmaceuticals - 7.34%
4,102	Bristol-Myers Squibb Co.	$254,037
2,294	Eli Lilly & Co.	165,168
5,804	Express Scripts Holding Co. (a)	408,486
7,980	Johnson & Johnson	839,576
		1,667,267
	Real Estate Investment Trusts - 2.65%
3,473	American Tower Corp.	320,211
4,430	Welltower, Inc.	282,545
		602,756
	Retail - 10.29%
1,403	Costco Wholesale Corp.	210,492
6,979	CVS Health Corp.	678,149
5,827	Home Depot, Inc.	723,247
5,960	Yum! Brands, Inc.	431,921
923	McDonald's Corp.	108,166
2,496	TJX Cos., Inc.	184,954
		2,336,929
	Semiconductors - 1.91%
8,560	QUALCOMM, Inc.	434,762

	Software - 1.86%
4,352	Oracle Corp.	160,067
5,157	Microsoft Corp.	262,388
		422,455
	Telecommunications - 1.97%
8,805	Verizon Communications, Inc.	446,678

	Transportation - 2.50%
2,980	FedEx Corp.	407,902
2,037	Union Pacific Corp.	160,638
		568,540

	Total Common Stocks (Cost $17,259,786)	20,817,448

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 9.30%	Fair Value
2,112,028	Fidelity Institutional Money Market Fund Class I, 0.16% (b)(c) (Cost $2,112,028)	$2,112,028

	Total Investments at Fair Value - 100.94% (Cost $19,371,814)	$22,929,476

	Liabilities in Excess of Other Assets, Net - (0.94)%	(214,016)

	Net Assets - 100.00%	$22,715,460

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 29, 2016, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 29, 2016. Total collateral had a fair value of $241,661 at February 29, 2016.

(d)	Security, or a portion of the security is out on loan at February 29, 2016. Total loaned securities had a fair value of $235,770 at February 29, 2016.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 93.00%	Fair Value
	Apparel - 6.37%
10,200	Michael Kors Holdings Ltd. (a)	$577,830

	Banks - 6.89%
7,400	Bank of America Corp.	92,648
15,650	Fifth Third Bancorp	238,819
11,849	Morgan Stanley	292,670
		624,137
	Commercial Services - 2.16%
3,800	United Rentals, Inc. (a)	195,966

	Computers - 5.21%
4,123	Apple, Inc.	398,653
1,700	Western Digital Corp.	74,001
		472,654
	Distribution & Wholesale - 3.56%
6,884	Fossil Group, Inc. (a)(d)	322,929

	Diversified Financial Services - 2.20%
2,180	CME Group, Inc.	199,339

	Electric - 3.16%
9,085	Exelon Corp.	286,087

	Engineering & Construction - 4.61%
10,809	Jacobs Engineering Group, Inc. (a)	417,768

	Forest Products & Paper - 1.06%
2,700	International Paper Co.	96,390

	Iron & Steel - 3.06%
7,053	Nucor Corp.	277,465

	Machinery - Construction & Mining - 3.48%
4,653	Caterpillar, Inc.	315,008

	Machinery - Diversified - 2.48%
2,305	Cummins, Inc.	224,899

	Media - 3.85%
13,971	Discovery Communications, Inc. (a)	349,275

	Mining - 2.29%
27,163	Freeport-McMoRan, Inc. (a)	207,254

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	COMMON STOCKS - 93.00% (Continued)	Fair Value
	Miscellaneous Manufacturing - 2.35%
7,300	General Electric Co.	$212,722

	Office & Business Equipment - 4.45%
14,528	Pitney Bowes, Inc.	263,247
14,634	Xerox Corp.	140,633
		403,880
	Oil & Gas - 6.61%
2,200	ConocoPhillips	74,426
17,520	Diamond Offshore Drilling, Inc. (a)	350,575
20,100	Transocean Ltd. (a)(d)	173,865
		598,866
	Oil & Gas Services - 5.73%
6,513	Baker Hughes, Inc.	279,212
8,200	National Oilwell Varco, Inc.	240,014
		519,226
	Real Estate Investment Trusts - 2.13%
6,520	HCP, Inc.	192,862

	Retail - 12.34%
8,406	Darden Restaurants, Inc.	536,975
3,385	Kohl's Corp.	157,978
5,400	Target Corp.	423,630
		1,118,583
	Toys, Games & Hobbies - 4.53%
12,640	Mattel, Inc.	411,053

	Transportation - 4.48%
4,351	CH Robinson Worldwide, Inc.	303,830
1,800	Ryder System, Inc.	102,096
		405,926

	Total Common Stocks (Cost $9,556,482)	8,430,119

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 8.99%	Fair Value
815,492	Fidelity Institutional Money Market Fund Class I, 0.16% (b)(c) (Cost $815,492)	$815,492

	Total Investments at Fair Value - 101.99% (Cost $10,371,974)	$9,245,611

	Liabilities in Excess of Other Assets, Net - (1.99%)	(180,911)

	Net Assets - 100.00%	$9,064,700

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 29, 2016, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 29, 2016. Total collateral had a fair value of $194,770 at February 29, 2016.

(d)	Security, or a portion of the security, is out on loan at February 29, 2016. Total loaned securities had a fair value of $190,899 at February 29, 2016.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 97.07%	Fair Value
	Aerospace & Defense - 1.86%
10,400	Triumph Group, Inc.	$316,784

	Agriculture - 2.37%
11,500	Archer-Daniels-Midland Co.	402,040

	Auto Manufacturers - 2.39%
32,500	Ford Motor Co.	406,575

	Chemicals - 9.45%
5,900	Eastman Chemical Co.	378,485
9,000	Stepan Co.	447,120
10,800	Mosaic Co.	287,820
18,800	Huntsman Corp.	204,168
19,000	Olin Corp.	288,040
		1,605,633
	Computers - 3.79%
2,900	International Business Machines Corp.	379,987
8,400	Seagate Technology PLC	263,424
		643,411
	Distribution & Wholesale - 2.43%
79,558	Wolseley PLC - ADR	412,906

	Diversified Financial Services - 2.03%
4,813	Macquarie Group Ltd. - ADR	219,232
30,000	Nomura Holdings, Inc. - ADR	126,000
		345,232
	Electrical Components & Equipment - 2.08%
30,000	Schneider Electric SA - ADR	354,000

	Engineering & Components - 1.68%
6,200	Fluor Corp.	285,448

	Environmental Control - 2.96%
11,000	Republic Services, Inc.	502,700

	Food - 3.18%
28,000	Dean Foods Co. (d)	540,120

	Forest & Paper Products - 2.18%
10,400	International Paper Co.	371,280

	Healthcare - Products - 3.20%
32,000	Boston Scientific Corp. (a)	543,360

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	COMMON STOCKS - 97.07% (Continued)	Fair Value
	Iron & Steel - 5.92%
23,000	Commercial Metals Co.	$337,870
7,500	Nucor Corp.	295,050
12,000	Worthington Industries, Inc.	373,320
		1,006,240
	Miscellaneous Manufacturing - 4.44%
13,000	General Electric Co.	378,820
11,000	Textron, Inc.	375,650
		754,470
	Oil & Gas - 3.47%
5,000	Exxon Mobil Corp.	400,750
12,000	Marathon Oil Corp.	98,520
10,494	Transocean Ltd. (a)(d)	90,773
		590,043
	Oil & Gas Services - 0.76%
9,000	Steel Excel, Inc. (a)	128,520

	Packaging & Containers - 5.01%
13,300	Greif, Inc. - Class A	352,583
11,400	Sonoco Products Co.	498,180
		850,763
	Pharmaceuticals - 4.11%
9,147	Merck & Co., Inc.	459,271
10,000	Takeda Pharmaceutical Co. Ltd. - ADR	238,900
		698,171
	Real Estate Investment Trusts - 1.73%
13,500	Rayonier, Inc.	294,705

	Retail - 5.09%
13,000	Abercrombie & Fitch Co. - Class A (d)	377,650
12,500	Coach, Inc.	486,750
		864,400
	Semiconductors - 11.35%
19,000	Cirrus Logic, Inc. (a)	669,370
17,000	Intel Corp.	503,030
30,000	Kulicke & Soffa Industries, Inc. (a)	339,000
8,200	QUALCOMM, Inc.	416,478
		1,927,878
	Telecommunications - 11.35%
20,000	AT & T, Inc.	739,000
31,000	FIH Mobile Ltd. - ADR (e)	221,653
9,700	Rogers Communications, Inc. - Class B	358,415
12,000	Verizon Communications, Inc.	608,760
		1,927,828

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	COMMON STOCKS - 97.07% (Continued)	Fair Value
	Transportation - 4.24%
11,000	CSX Corp.	$265,540
12,000	Tidewater, Inc. (d)	69,000
6,800	Ryder System, Inc.	385,696
		720,236

	Total Common Stocks (Cost $16,385,599)	16,492,743

Shares	MONEY MARKET FUND - 9.05%	Fair Value
1,538,229	Fidelity Institutional Money Market Fund Class I, 0.16% (b)(c) (Cost $1,538,229)	$1,538,229

	Total Investments at Fair Value - 106.12% (Cost $17,923,828)	$18,030,972

	Liabilities in Excess of Other Assets, Net - (6.12%)	(1,040,907)

	Net Assets - 100.00%	$16,990,065

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 29, 2016, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 29, 2016. Total collateral had a fair value of $1,077,462 at February 29, 2016.

(d)	Security, or a portion of the security is out on loan at February 29, 2016. Total loaned securities had a fair value of $1,065,047 at February 29, 2016.

(e)

Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 92.71%	Fair Value
	Airlines - 3.56%
3,759	American Airlines Group, Inc.	$154,119
3,582	Southwest Airlines Co.	150,265
		304,384
	Auto Manufacturers - 1.65%
1,356	Toyota Motor Corp. - ADR	141,160

	Banks - 6.28%
2,302	Cullen & Frost Bankers, Inc.	110,335
4,641	First Financial Bankshares, Inc. (d)	122,569
5,205	LegacyTexas Financial Group, Inc.	92,389
3,030	Prosperity Bancshares, Inc.	122,564
2,749	Texas Capital Bancshares, Inc. (a)	88,875
		536,732
	Beverages - 2.03%
1,891	Dr Pepper Snapple Group, Inc.	173,083

	Building Materials - 4.71%
11,795	Builders FirstSource, Inc. (a)	93,534
2,408	Eagle Materials, Inc.	145,491
1,266	Lennox International, Inc.	163,580
		402,605
	Chemicals - 3.13%
2,408	Celanese Corp. - Series A	145,299
2,824	Westlake Chemical Co.	121,771
		267,070
	Commercial Services - 1.91%
4,844	Cardtronics, Inc. (a)	163,340

	Computers - 1.66%
2,493	Cognizant Technology Solutions Corp. (a)	142,051

	Distribution & Wholesale - 1.67%
3,047	Fossil Group, Inc. (a)	142,935

	Diversified Financial Services - 1.39%
567	Alliance Data Systems Corp. (a)	119,144

	Electronics - 3.90%
8,115	Benchmark Electronics, Inc. (a)	175,690
5,458	National Instruments Corp.	157,463
		333,153
	Entertainment - 3.07%
2,632	Cinemark Holdings, Inc.	87,119
3,451	Six Flags Entertainment Corp.	175,518
		262,637

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	COMMON STOCKS - 92.71% (Continued)	Fair Value
	Environmental Control - 4.23%
3,061	Waste Connections, Inc.	$188,772
3,090	Waste Management, Inc.	172,576
		361,348
	Food - 4.11%
4,096	Sysco Corp.	180,756
5,431	Whole Foods Market, Inc.	170,045
		350,801
	Healthcare - Products - 4.85%
2,740	Adeptus Health, Inc. (a)(d)	155,961
3,044	Greatbatch, Inc. (a)	115,063
2,540	LivaNova PLC (a)	143,358
		414,382
	Home Builders - 1.82%
5,812	DR Horton, Inc.	155,297

	Investment Companies - 1.89%
5,494	Main Street Capital Corp. (d)	161,633

	Machinery - Diversified - 1.80%
3,653	Flowserve Corp.	153,499

	Miscellaneous Manufacturing - 2.93%
3,025	AZZ, Inc.	152,763
6,156	Trinity Industries, Inc.	97,511
		250,274
	Oil & Gas - 10.76%
1,056	Anadarko Petroleum Corp.	40,075
1,317	Apache Corp.	50,415
3,290	Atwood Oceanics, Inc. (d)	22,635
3,633	Cabot Oil & Gas Corp.	73,132
1,620	Carrizo Oil & Gas, Inc. (a)	34,830
602	Cheniere Energy, Inc. (a)	21,521
860	Concho Resources, Inc. (a)	77,606
4,880	Denbury Resources, Inc.	6,246
418	Diamonback Energy, Inc. (a)	29,782
622	EOG Resources, Inc.	40,268
673	Exxon Mobil Corp.	53,941
885	HollyFrontier Corp.	29,931
1,528	Marathon Oil Corp.	12,545
3,744	Matador Resources Co. (a)	60,428
5,114	Oasis Petroleum, Inc. (a)	27,564
2,049	Patterson-UTI Energy, Inc.	31,841
273	Pioneer Natural Resources Co.	32,905
3,000	Range Resources Corp. (d)	71,190

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Shares	COMMON STOCKS - 92.71% (Continued)	Fair Value
	Oil & Gas - 10.76% (Continued)
2,269	RSP Permian, Inc. (a)	$54,252
11,400	Southwestern Energy Co. (a)(d)	65,892
562	Tesoro Corp.	45,342
1,369	Western Refining, Inc.	36,511
		918,852
	Oil & Gas Services - 2.96%
1,030	Dril-Quip, Inc. (a)	55,878
969	Flotek Industries, Inc. (a)	7,054
1,846	FMC Technologies, Inc. (a)	45,282
4,871	Forum Energy Technologies, Inc. (a)	57,283
1,638	National Oilwell Varco, Inc.	47,944
1,443	Oceaneering International, Inc.	39,856
		253,297
	Pipelines - 1.50%
3,086	Kinder Morgan, Inc. - DE	55,826
2,484	Spectra Energy Corp.	72,533
		128,359
	Retail - 10.46%
4,849	Fiesta Restaurant Group, Inc. (a)	160,599
4,314	First Cash Financial Services, Inc. (a)	181,921
1,991	Group 1 Automotive, Inc.	111,018
3,675	Mattress Firm Holdings Corp. (a)(d)	165,485
6,742	Rush Enterprises, Inc. - Class A (a)	116,906
4,283	Dave & Buster's Entertainment, Inc. (a)	158,086
		894,015
	Semiconductors - 5.84%
5,310	Cirrus Logic, Inc. (a)	187,071
8,026	Diodes, Inc. (a)	153,618
2,954	Texas Instruments, Inc.	156,621
		497,310
	Software - 2.93%
6,054	Rackspace Hosting, Inc. (a)	130,343
997	Tyler Technologies, Inc. (a)	119,959
		250,302
	Transportation - 1.67%
2,519	Kirby Corp. (a)	142,601

	Total Common Stocks (Cost $9,584,635)	7,920,264

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 29, 2016 (Unaudited) (Continued)

Contracts (e)	CALL OPTIONS (a) - 1.31%	Expiration Date/ Exercise Price	Fair Value
120	iShares 20+ Year Treasury Bond ETF	04/15/2016, $127	$55,440
200	iShares 20+ Year Treasury Bond ETF	04/15/2016, $130	56,200
	Total Call Options (Cost $133,413)		$111,640

Shares	MONEY MARKET FUND - 14.56%	Fair Value
1,244,116	Fidelity Institutional Money Market Fund Class I, 0.16% (b)(c) (Cost $1,244,116)	$1,244,116

	Total Investments at Fair Value - 108.58% (Cost $10,962,164)	$9,276,020

	Liabilities in Excess of Other Assets, Net - (8.58%)	(732,815)

	Net Assets - 100.00%	$8,543,205

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 29, 2016, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 29, 2016. Total collateral had a fair value of $712,720 at February 29, 2016.

(d)	Security, or a portion of the security is out on loan at February 29, 2016. Total loaned securities had a fair value of $693,009 at February 29, 2016.

(e)	Each contract is equal to 100 shares of common stock.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2016 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
ASSETS
Investment securities
At cost	$50,643,013	$11,108,098	$19,371,814
At fair value (Note 2) - including $0, $0 and $235,770 of securities loaned (Note 2), respectively	$51,428,786	$11,495,132	$22,929,476
Receivables:
Dividends and interest	280,345	7,441	37,591
Capital shares sold	—	—	4,995
Investment securities sold	—	—	5,491
Other assets	6,162	4,082	4,853
Total assets	51,715,293	11,506,655	22,982,406

LIABILITIES
Payables:
Capital shares redeemed	28,756	—	—
Distributions	1,736	—	—
Investment securities purchased	—	469,469	—
Collateral on securities Loaned (Note 2)	—	—	241,661
Due to Adviser (Note 3)	39,268	10,455	21,196
Accrued compliance service fees (Note 3)	2,786	907	1,430
Accrued trustee fees	2,659	2,658	2,659
Total liabilities	75,205	483,489	266,946

NET ASSETS	$51,640,088	$11,023,166	$22,715,460

NET ASSETS CONSIST OF:
Paid-in capital	$51,177,156	$11,003,822	$18,058,908
Undistributed (Accumulated) net investment income (loss)	(31,686)	(120,402)	35,204
Undistributed (accumulated) net realized gain (loss) on investments	(291,155)	(247,288)	1,063,686
Net unrealized appreciation on investments	785,773	387,034	3,557,662
NET ASSETS	$51,640,088	$11,023,166	$22,715,460

Shares of beneficial interest outstanding (1)	4,916,929	1,121,194	1,888,227
Net Asset Value, offering and redemption price per share	$10.50	$9.83	$12.03

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2016 (Unaudited)

	Select Value Fund	Value Fund	The Texas Fund
ASSETS
Investment securities
At cost	$10,371,974	$17,923,828	$10,962,164
At fair value (Note 2) - including $190,899, $1,065,047 and $693,009 of securities loaned (Note 2), respectively	$9,245,611	$18,030,972	$9,276,020
Receivables:
Dividends and interest	21,473	51,391	11,054
Other assets	4,192	4,488	4,053
Total assets	9,271,276	18,086,851	9,291,127

LIABILITIES
Payables:
Capital shares redeemed	—	—	21,738
Distribution Fees	—	—	371
Collateral on securities Loaned (Note 2)	194,770	1,077,462	712,720
Due to Adviser (Note 3)	8,344	15,512	9,647
Accrued compliance service fees (Note 3)	803	1,153	787
Accrued trustee fees	2,659	2,659	2,659
Total liabilities	206,576	1,096,786	747,922

NET ASSETS	$9,064,700	$16,990,065	$8,543,205

NET ASSETS CONSIST OF:
Paid-in capital	$10,310,366	$16,808,007	$11,656,528
Undistributed (accumulated) net investment income (loss)	23,780	28,717	(51,469)
Undistributed (accumulated) net realized gain (loss) on investments	(143,083)	46,197	(1,375,710)
Net unrealized appreciation (depreciation) on investments	(1,126,363)	107,144	(1,686,144)
NET ASSETS	$9,064,700	$16,990,065	$8,543,205

CLASS I SHARES:
Net Assets	$9,064,700	$16,990,065	$8,526,144
Shares of beneficial interest outstanding (1)	861,881	1,376,761	1,101,263
Net Asset Value, offering and redemption price per share	$10.52	$12.34	$7.74

CLASS C SHARES:
Net Assets			$17,061
Shares of beneficial interest outstanding (1)			2,258
Net Asset Value and offering price per share			$7.55 (3)
Minimum redemption price per share (2)			$7.47

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

(2)	Class C shares purchased, that are redeemed within one year, will be assessed a 1.00% redemption fee.

(3)	Class C Net Asset Value and offering price per share do not compute due to rounding.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2016 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
INVESTMENT INCOME

Income:
Interest	$555,199	$3,597	$1,572
Securities lending	—	182	130
Dividends	—	46,652	201,583

Total Investment Income	555,199	50,431	203,285

Expenses:
Investment advisory fees (Note 3)	241,667	70,245	143,968
Compliance service fees (Note 3)	16,445	5,742	9,155
Trustees' fees	6,633	6,633	6,633
Proxy services fees	3,461	799	1,353
Legal fees	833	833	833
ICI membership fees	624	624	624

Total expenses	269,663	84,876	162,566

Net investment income (loss)	285,536	(34,445)	40,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investments	85	(157,962)	1,376,139
Net change in unrealized appreciation (depreciation) on investments	652,836	146,917	(1,906,257)

Net realized and unrealized gain (loss) on investments	652,921	(11,045)	(530,118)

Net increase (decrease) in net assets resulting from operations	$938,457	$(45,490)	$(489,399)

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2016 (Unaudited)

	Select Value Fund	Value Fund	The Texas Fund
INVESTMENT INCOME

Income:
Interest	$898	$1,189	$2,211
Securities lending	6,268	4,735	3,958
Dividends	132,264	230,346	51,863
Foreign withholding tax	—	(1,349)	(27)

Total Investment Income	139,430	234,921	58,005

Expenses:
Investment advisory fees (Note 3)	66,055	103,504	70,949
Distribution (12b-1) fees - Class C (Note 3)	—	—	92
Compliance service fees (Note 3)	5,533	7,280	5,211
Trustees' fees	6,633	6,633	6,633
Proxy service fees	581	1,011	829
Legal fees	833	1,084	833
ICI membership fees	624	624	624
Interest expense	53	—	—

Total expenses	80,312	120,136	85,171

Net investment income (loss)	59,118	114,785	(27,166)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Investments	(48,395)	46,584	(136,384)
Call options purchased	—	—	(60,176)
Put options purchased	—	—	(59,865)
Net realized gain (loss)	(48,395)	46,584	(256,425)

Net change in unrealized appreciation (depreciation) on:
Investments	(883,038)	(254,362)	(1,172,268)
Call options purchased	—	—	41,183
Put options purchased	—	—	—
Net change in unrealized depreciation	(883,038)	(254,362)	(1,131,085)

Net realized and unrealized loss on investments	(931,433)	(207,778)	(1,387,510)

Net decrease in net assets resulting from operations	$(872,315)	$(92,993)	$(1,414,676)

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$285,536	$577,374
Net realized gain on investment transactions	85	188,564
Net change in unrealized appreciation (depreciation) on investments	652,836	(446,345)
Net increase in net assets resulting from operations	$938,457	$319,593

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(323,004)	(610,868)
Net decrease in net assets from distributions to shareholders	(323,004)	(610,868)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	1,173,688	7,541,547

Total increase in net assets	1,789,141	7,250,272

NET ASSETS
Beginning of period	49,850,947	42,600,675
End of period	$51,640,088	$49,850,947
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(31,686)	$5,782

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$(34,445)	$(125,943)
Net realized gain (loss) on investment transactions	(157,962)	1,375,824
Net change in unrealized appreciation (depreciation) on investments	146,917	(1,351,246)
Net decrease in net assets resulting from operations	$(45,490)	$(101,365)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(975,365)	(2,217,503)
Net decrease in net assets from distributions to shareholders	(975,365)	(2,217,503)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	68,668	32,533

Total decrease in net assets	(952,187)	(2,286,335)

NET ASSETS
Beginning of period	11,975,353	14,261,688
End of period	$11,023,166	$11,975,353
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(120,402)	$(85,957)

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$40,719	$92,256
Net realized gain on investment transactions	1,376,139	1,587,058
Net change in unrealized depreciation on investments	(1,906,257)	(1,085,678)
Net increase (decrease) in net assets resulting from operations	$(489,399)	$593,636

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(60,088)	(44,563)
From net realized capital gains - Class I	(1,580,560)	(228,609)
Net decrease in net assets from distributions to shareholders	(1,640,648)	(273,172)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	82,682	385,105

Total increase (decrease) in net assets	(2,047,365)	705,569

NET ASSETS
Beginning of period	24,762,825	24,057,256
End of period	$22,715,460	$24,762,825
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$35,204	$54,573

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$59,118	$128,283
Net realized gain (loss) on investment transactions	(48,395)	3,312,954
Net change in unrealized depreciation on investments	(883,038)	(4,119,836)
Net decrease in net assets resulting from operations	$(872,315)	$(678,599)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(70,960)	(127,352)
From net realized capital gains - Class I	(3,404,267)	(1,602,773)
Net decrease in net assets from distributions to shareholders	(3,475,227)	(1,730,125)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(277,137)	(216,280)

Total decrease in net assets	(4,624,679)	(2,625,004)

NET ASSETS
Beginning of period	13,689,379	16,314,383
End of period	$9,064,700	$13,689,379
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$23,780	$35,622

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$114,785	$249,054
Net realized gain on investment transactions	46,584	1,138,406
Net change in unrealized depreciation on investments	(254,362)	(4,497,915)
Net decrease in net assets resulting from operations	$(92,993)	$(3,110,455)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(126,039)	(277,911)
From net realized capital gains - Class I	(1,138,794)	(3,014,259)
Decrease in net assets from distributions to shareholders	(1,264,833)	(3,292,170)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	345,249	3,541,369

Total decrease in net assets	(1,012,577)	(2,861,256)

NET ASSETS
Beginning of period	18,002,642	20,863,898
End of period	$16,990,065	$18,002,642
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$28,717	$39,971

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$(27,166)	$(40,794)
Net realized loss on investment transactions	(256,425)	(993,932)
Net change in unrealized depreciation on investments	(1,131,085)	(1,014,017)
Net decrease in net assets resulting from operations	$(1,414,676)	$(2,048,743)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	—	(373,020)
From net realized capital gains - Class C	—	(371)
Net decrease in net assets from distributions to shareholders	—	(373,391)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	(1,076,232)	1,448,198

Total decrease in net assets	(2,490,908)	(973,936)

NET ASSETS
Beginning of period	11,034,113	12,008,049
End of period	$8,543,205	$11,034,113
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(51,469)	$(24,303)

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year/period	$10.38		$10.44	$10.25	$10.80	$10.70	$10.71
Income (loss) from investment operations:
Net investment income	0.06		0.14	0.14	0.19	0.27	0.32
Net realized and unrealized gain (loss) on investments	0.13		(0.06)	0.19	(0.55)	0.10	(0.01)
Total from investment operations	0.19		0.08	0.33	(0.36)	0.37	0.31

Less distributions:
From net investment income	(0.07)		(0.14)	(0.14)	(0.19)	(0.27)	(0.32)
Total distributions	(0.07)		(0.14)	(0.14)	(0.19)	(0.27)	(0.32)

Net asset value, end of year/period	$10.50		$10.38	$10.44	$10.25	$10.80	$10.70

Total Return (a)	1.80	%(b)	0.72%	3.23%	(3.41%)	3.48%	2.97%

Net assets, end of year/period (000's omitted)	$51,640		$49,851	$42,601	$39,387	$35,896	$31,892

Ratio of operating expenses to average net assets:	1.08	%(c)	1.05%	1.05%	1.06%	1.09%	1.07%

Ratio of net investment income to average net assets:	1.14	%(c)	1.23%	1.32%	1.68%	2.46%	2.93%

Portfolio turnover rate	4	%(b)	15%	13%	22%	23%	14%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year/period	$10.74		$12.90	$11.75	$11.71	$10.62	$10.48
Income (loss) from investment operations:
Net investment loss (a)	(0.03)		(0.11)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain on investments	—	(f)	0.02	2.20	1.00	1.55	1.90
Total from investment operations	(0.03)		(0.09)	2.12	0.93	1.49	1.84

Less distributions:
From net realized capital gains	(0.88)		(2.07)	(0.97)	(0.89)	(0.40)	(1.70)
Total distributions	(0.88)		(2.07)	(0.97)	(0.89)	(0.40)	(1.70)

Net asset value, end of year/period	$9.83		$10.74	$12.90	$11.75	$11.71	$10.62

Total Return (b)	(0.58%	)(d)	0.24%	18.65%	9.03%	14.81%	15.35%

Net assets, end of year/period (000's omitted)	$11,023		$11,975	$14,262	$13,305	$13,741	$17,784

Ratio of operating expenses to average net assets: (c)	1.45	%(e)	1.37%	1.35%	1.37%	1.34%	1.33%

Ratio of net investment loss to average net assets: (a)	(0.59	%)(e)	(0.99%)	(0.66%)	(0.59%)	(0.94%)	(0.53%)

Portfolio turnover rate	307	%(d)	428%	290%	641%	795%	755%

(a)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(d)	Not annualized.

(e)	Annualized.

(f)	Net realized and unrealized gain on investments resulted in less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year/period	$13.16		$12.99	$10.65	$9.95	$8.71	$7.14
Income from investment operations:
Net investment income	0.02		0.05	— (a)	0.04	0.02	— (a)
Net realized and unrealized gain on investments	(0.28)		0.26	2.35	0.72	1.22	1.57
Total from investment operations	(0.26)		0.31	2.35	0.76	1.24	1.57

Less distributions:
From net investment income	(0.03)		(0.02)	(0.01)	(0.06)	— (b)	— (b)
From net realized gains on investments	(0.84)		(0.12)	—	—	—	—
Total distributions	(0.87)		(0.14)	(0.01)	(0.06)	—	—

Net asset value, end of year/period	$12.03		$13.16	$12.99	$10.65	$9.95	$8.71

Total Return (c)	(2.26	%)(d)	2.43%	22.05%	7.62%	14.26%	22.02%

Net assets, end of year/period (000's omitted)	$22,715		$24,763	$24,057	$25,553	$28,225	$22,765

Ratio of operating expenses to average net assets:	1.35	%(e)	1.31%	1.31%	1.30%	1.33%	1.32%

Ratio of net investment income to average net assets:	0.34	%(e)	0.36%	0.03%	0.34%	0.26%	0.02%

Portfolio turnover rate	18	%(d)	25%	27%	50%	54%	62%

(a)	Net investment income (loss) per share resulted in less than $0.01 per share.

(b)	Distributions per share were $(0.0016) for the year ended August 31, 2012 and $(0.0025) for the year ended August 31, 2011.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year/period	$15.86		$18.66	$15.07	$10.95	$10.16	$8.78
Income (loss) from investment operations:
Net investment income	0.07		0.15	0.15	0.14	0.13	0.04
Net realized and unrealized gain (loss) on investments	(1.11)		(0.87)	3.90	4.13	0.78	1.37
Total from investment operations	(1.04)		(0.72)	4.05	4.27	0.91	1.41

Less distributions:
From net investment income	(0.09)		(0.15)	(0.13)	(0.15)	(0.12)	(0.03)
From net realized capital gains	(4.21)		(1.93)	(0.33)	—	—	—
Total distributions	(4.30)		(2.08)	(0.46)	(0.15)	(0.12)	(0.03)

Net asset value, end of year/period	$10.52		$15.86	$18.66	$15.07	$10.95	$10.16

Total Return (a)	(7.23	%)(b)	(4.10%)	27.29%	39.26%	9.01%	15.99%

Net assets, end of year/period (000's omitted)	$9,065		$13,689	$16,314	$14,339	$10,177	$9,793

Ratio of operating expenses to average net assets:	1.46	%(c)	1.35%	1.35%	1.37%	1.43%	1.40%

Ratio of net investment income to average net assets:	1.07	%(c)	0.87%	0.86%	1.06%	1.23%	0.35%

Portfolio turnover rate	3	%(b)	62%	29%	36%	8%	87%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of year/period	$13.36		$18.60	$15.17	$13.31	$15.55	$13.41
Income (loss) from investment operations:
Net investment income	0.09		0.20	0.22	0.17	0.18	0.14
Net realized and unrealized gain (loss) on investments	(0.17)		(2.68)	3.40	2.20	0.78	2.13
Total from investment operations	(0.08)		(2.48)	3.62	2.37	0.96	2.27

Less distributions:
From net investment income	(0.09)		(0.23)	(0.19)	(0.18)	(0.18)	(0.13)
From net realized gains on investments	(0.85)		(2.53)	—	(0.33)	(3.02)	—
Total distributions	(0.94)		(2.76)	(0.19)	(0.51)	(3.20)	(0.13)

Net asset value, end of year/period	$12.34		$13.36	$18.60	$15.17	$13.31	$15.55

Total Return (a)	(0.59	%)(b)	(14.33%)	23.94%	18.32%	8.64%	16.95%

Net assets, end of year/period (000's omitted)	$16,990		$18,003	$20,864	$16,210	$14,346	$14,216

Ratio of operating expenses to average net assets:	1.39	%(c)	1.33%	1.34%	1.36%	1.43%	1.40%

Ratio of net investment income to average net assets:	1.33	%(c)	1.26%	1.30%	1.22%	1.31%	0.84%

Portfolio turnover rate	19	%(b)	15%	37%	13%	27%	18%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

Class I Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Period Ended August 31, 2014 (a)
Net asset value, beginning of year/period	$8.92		$10.91	$10.00
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.16)		(1.65)	0.94
Total from investment operations	(1.18)		(1.68)	0.91

Less distributions:
From net realized gains on investments	—		(0.31)	—
Total distributions	—		(0.31)	—

Net asset value, end of year/period	$7.74		$8.92	$10.91

Total Return (b)	(13.23	%)(c)	(15.53%)	9.10	%(c)

Net assets, end of year/period (000's omitted)	$8,526		$11,014	$11,995

Ratio of operating expenses to average net assets:	1.74	%(d)	1.60%	1.64	%(d)

Ratio of net investment loss to average net assets:	(0.55	%)(d)	(0.33%)	(0.41	%)(d)

Portfolio turnover rate (e)	33	%(c)	59%	38	%(c)

(a)	Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

Class C Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Period Ended August 31, 2014 (a)
Net asset value, beginning of year/period	$8.75		$10.81	$10.00
Income (loss) from investment operations:
Net investment loss	(0.06)		(0.10)	(0.13)
Net realized and unrealized gain (loss) on investments	(1.14)		(1.65)	0.94
Total from investment operations	(1.20)		(1.75)	0.81

Less distributions:
From net realized gains on investments	—		(0.31)	—
Total distributions	—		(0.31)	—

Net asset value, end of year/period	$7.55		$8.75	$10.81

Total Return (b)	(13.71	%)(c)	(16.34%)	8.10	%(c)

Net assets, end of year/period (000's omitted)	$17		$20	$13

Ratio of operating expenses to average net assets:	2.74	%(d)	2.60%	2.64	%(d)

Ratio of net investment loss to average net assets:	(1.55	%)(d)	(1.33%)	(1.41	%)(d)

Portfolio turnover rate (e)	33	%(c)	59%	38	%(c)

(a)	Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS — February 29, 2016 (Unaudited)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund

Monteagle Informed Investor Growth Fund

Monteagle Quality Growth Fund

Monteagle Select Value Fund

Monteagle Value Fund

The Texas Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), Monteagle Value Fund (“Value Fund”) and The Texas Fund (“Texas Fund”) are diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund are authorized to offer one class of shares, Class I. The Texas Fund is authorized to offer two classes of shares, Class I and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 29, 2016:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$15,832,195	$15,832,195
Corporate Bonds	—	24,207,405	24,207,405
Mortgage-Backed Securities	—	9,338,219	9,338,219
Money Market Funds	2,050,967	—	2,050,967
Totals	$2,050,967	$49,377,819	$51,428,786

Informed Investor Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$4,834,165	$—	$4,834,165
Exchange-Traded Funds	5,729,010	—	5,729,010
Money Market Funds	931,957	—	931,957
Totals	$11,495,132	$—	$11,495,132

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$20,817,448	$—	$20,817,448
Money Market Funds	2,112,028	—	2,112,028
Totals	$22,929,476	$—	$22,929,476

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$8,430,119	$—	$8,430,119
Money Market Funds	815,492	—	815,492
Totals	$9,245,611	$—	$9,245,611

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$16,271,090	$221,653	$16,492,743
Money Market Funds	1,538,229	—	1,538,229
Totals	$17,809,319	$221,653	$18,030,972

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$7,920,264	$—	$7,920,264
Call Options	111,640	—	111,640
Money Market Funds	1,244,116	—	1,244,116
Totals	$9,276,020	$—	$9,276,020

(a)

As of and during the six month period ended February 29, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)

All common stocks held in the Funds, except those noted in the Value Fund’s Schedule of Investments, are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no transfers into and out of any Level during the six month period ended February 29, 2016.

During the six month period ended February 29, 2016, no securities were fair valued.

Options transactions — The Texas Fund (the “Fund”) may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See note 10 for additional risks associated with options transactions.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

All options purchased by the Texas Fund are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 29, 2016 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives
Texas Fund	Call options purchased	Investment securities at fair value	$111,640
	Totals		$111,640

The effect of derivative instruments on the Statements of Operations during the six month period ended February 29, 2016 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Texas Fund	Call options purchased	Net realized loss from call options purchased	$(60,176)
Texas Fund	Put options purchased	Net realized loss from put options purchased	(59,865)
Texas Fund	Call options purchased	Net change in unrealized depreciation on call options purchased	41,183
	Totals		$(78,858)

For the six month period ended February 29, 2016, the total amount of all purchased call and put options, as presented in the Texas Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The following table presents financial instruments that are subject to enforceable netting arrangements as of February 29, 2016:

Assets:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Quality Growth Fund	Securities Loaned	$235,770	$—	$235,770	$—	$235,770	$—
Select Value Fund	Securities Loaned	190,899	—	190,899	—	190,899	—
Value Fund	Securities Loaned	1,065,047	—	1,065,047	—	1,065,047	—
Texas Fund	Securities Loaned	693,009	—	693,009	—	693,009	—

The Fixed Income Fund and Informed Investor Growth Fund did not have any securities loaned at February 29, 2016.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, and Value Fund are declared and paid quarterly at the discretion of each Fund’s

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six month period ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2016	2015	2016	2015
Fixed Income Fund	$323,004	$610,868	$—	$—
Informed Investor Growth Fund	826,557	1,286,938	148,808	930,565
Quality Growth Fund	60,088	44,563	1,580,560	228,609
Select Value Fund	70,960	156,714	3,404,267	1,573,411
Value Fund	126,039	528,443	1,138,794	2,763,727
Texas Fund	—	291,146	—	82,245

Estimates — These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Multiple Class Allocations — Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

Redemption Fees — A redemption fee of 1.00% is imposed on Texas Fund Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such redemption fees, which are not an expense of the Texas Fund. During the six month period ended February 29, 2016, no redemption fees were paid to the Texas Fund.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund	Texas Fund
Up to and including $10 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.450%
From $10 million up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.350%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%	1.250%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%	1.100%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%	0.950%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

For the six month period ended February 29, 2016, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 29, 2016
Fixed Income Fund	$241,667	$39,268
Informed Investor Growth Fund	70,245	10,455
Quality Growth Fund	143,968	21,196
Select Value Fund	66,055	8,344
Value Fund	103,504	15,512
Texas Fund	70,949	9,647

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

An officer of Nashville Capital is also an officer of the Trust.

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Texas Fund — Nashville Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Nashville Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Pursuant to an Investment Company Services Agreement between the Trust and M3Sixty Administration, LLC (“M3Sixty”), M3Sixty provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. M3Sixty receives fees for these services, which are paid by the Adviser (not the Funds). Officers of M3Sixty are also officers of the Trust.

Distribution Agreement

Pursuant to the terms of a Distribution Agreement with the Trust, Matrix Capital Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. Matrix Capital Group, Inc. does not receive compensation for such services.

The Texas Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Texas Fund’s Class C shares, or for other expenses associated with distributing the Texas Fund’s Class C shares. The Texas Fund may expend up

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to 1.00% for Class C shares of the Texas Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Texas Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. During the six month period ended February 29, 2016, the Texas Fund incurred $92 of 12b-1 fees.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the six month period ended February 29, 2016, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$3,591,129	$1,809,343
Informed Investor Growth Fund	31,581,150	29,043,316
Quality Growth Fund	4,101,449	6,621,616
Select Value Fund	301,538	4,235,517
Value Fund	3,090,132	3,261,315
Texas Fund	5,967,395	2,404,854

There were no purchases or sales of U.S. government securities made by the Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund or Texas Fund.

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2015, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$132,937	$5,782	$—	$(291,240)	$—	$—	$(152,521)
Informed Investor Growth Fund	150,791	826,557	148,808	—	(85,957)	—	1,040,199
Quality Growth Fund	5,454,981	54,573	1,277,045	—	—	—	6,786,599
Select Value Fund	(246,725)	35,647	3,312,954	—	—	—	3,101,876
Value Fund	361,506	39,971	1,138,407	—	—	—	1,539,884
Texas Fund	(635,032)	—	(14,713)	—	(24,303)	(1,024,599)	(1,698,647)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2015, the Funds’ most recent fiscal year end, the Funds elected to defer net capital losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Fixed Income Fund	$—	$—	$—	$—
Informed Investor Growth Fund	—	—	85,957	—
Quality Growth Fund	—	—	—	—
Select Value Fund	—	—	—	—
Value Fund	—	—	—	—
Texas Fund	1,024,599	—	24,303	—

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of August 31, 2015, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund	2016	2017	2018	Non-Expiring Long-Term	Total	Utilized
Fixed Income Fund	$48,295	$220,424	$22,521	$—	$291,240	$149,853
Informed Investor Growth Fund	—	—	—	—	—	—
Quality Growth Fund	—	—	—	—	—	81,404
Select Value Fund	—	—	—	—	—	—
Value Fund	—	—	—	—	—	—
Texas Fund	—	—	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses. There were no post-enactment capital losses incurred by the Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund or Texas Fund during the year ended August 31, 2015.

The following information is based upon the federal income tax cost of the investment securities as of February 29, 2016:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$50,643,081	$865,085	$(79,380)	$785,705
Informed Investor Growth Fund	11,258,913	370,211	(133,992)	236,219
Quality Growth Fund	19,390,419	4,392,499	(853,442)	3,539,057
Select Value Fund	10,375,374	917,743	(2,047,506)	(1,129,763)
Value Fund	17,923,828	2,574,790	(2,467,646)	107,144
Texas Fund	11,021,000	234,782	(1,979,762)	(1,744,980)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Texas Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in open tax years and has concluded that no liability for unrecognized

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

tax benefits should be recorded related to uncertain tax positions taken. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended February 29, 2016, the Funds did not incur any interest or penalties.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2016, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 29, 2016
Fixed Income Fund	Mitra & Co.	90%
Informed Investor Growth Fund	Maril & Co.	92%
Quality Growth Fund	Maril & Co.	94%
Select Value Fund	Charles Schwab & Co.	83%
Value Fund	Maril & Co.	100%

7. CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2016
Class I
Shares	120,002	(37,033)	30,201	4,916,929
Value	$1,244,507	$(385,846)	$315,027

For the Fiscal Year ended:
August 31, 2015
Class I
Shares	751,208	(83,445)	54,066	4,803,759
Value	$7,846,193	$(869,328)	$564,682

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2016
Class I
Shares	16,472	(17,258)	7,405	1,121,194
Value	$168,265	$(174,758)	$75,161

For the Fiscal Year ended:
August 31, 2015
Class I
Shares	118,225	(121,617)	12,124	1,114,575
Value	$1,348,069	$(1,438,349)	$122,813

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2016
Class I
Shares	8,750	(10,755)	8,224	1,888,227
Value	$110,325	$(131,183)	$103,540

For the Fiscal Year ended:
August 31, 2015
Class I
Shares	54,620	(25,870)	1,269	1,882,008
Value	$706,849	$(338,433)	$16,689

	Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2016
Class I
Shares	60,184	(375,288)	313,913	861,881
Value	$667,395	$(4,338,633)	$3,394,101

For the Fiscal Year ended:
August 31, 2015
Class I
Shares	102,685	(124,538)	10,728	863,072
Value	$1,786,668	$(2,179,261)	$176,313

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2016
Class I
Shares	50,099	(21,107)	434	1,376,761
Value	$618,115	$(278,308)	$5,442

For the Fiscal Year ended:
August 31, 2015
Class I
Shares	234,394	(11,692)	2,978	1,347,335
Value	$3,671,816	$(173,429)	$42,982

	Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 29, 2016
Class I
Shares	42,905	(176,203)	—	1,101,263
Value	$368,583	$(1,444,803)	$—
Class C
Shares	—	(2)	—	2,258
Value	$—	$(12)	$—

For the Fiscal Year ended:
August 31, 2015
Class I
Shares	304,096	(205,411)	36,150	1,234,561
Value	$3,028,749	$(1,930,729)	$339,807
Class C
Shares	1,031	—	40	2,260
Value	$10,000	$—	$371

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See note 2 for additional disclosures related to options transactions.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

12. SUBSEQUENT EVENTS

On March 15, 2016, the Quality Growth Fund declared a dividend from net investment income of $42,550, which was payable on March 15, 2016. On March 15, 2016, the Select Value Fund declared a dividend from net investment income of $28,145, which was payable on March 15, 2016. On March 15, 2016, the Value Fund declared a dividend from net investment income of $50,258, which was payable on March 15, 2016. On March 31, 2016, the Fixed Income Fund declared a dividend from net investment income of $52,868, which was payable on March 31, 2016.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

13. LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No. 10-54010) by The Official Committee of Unsecured Creditors of Tribune Company (“Committee”) on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holdings by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others, owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants – the former shareholders of Tribune – and seeks return of over $8 billion in proceeds from the LBO. The Committee has not served the Fund with the Amended Complaint, and the Fund was not named as a Defendant in the original complaint. Although the Fund has not yet been served, the Fund is monitoring the litigation.

On April 5, 2012, the Committee’s lawsuit was transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions with numerous other related actions. (In re Tribune Company Fraudulent Conveyance Litigation, 1:12-mc-02296-WHP). It is unclear if the Fund is named as a Defendant, or is a member of any proposed class, in any of these other actions.

On July 23, 2012, the Delaware Bankruptcy Judge confirmed a plan of reorganization that, among other things, replaced the Committee as Plaintiff with a Litigation Trustee.

On September 7, 2012, Judge Pauley of the Southern District of New York entered a Master Case Order. Among other things, the Master Case Order creates liaison counsel and an Executive Committee for the defendants in the Litigation Trustee’s lawsuit, including those defendants, like the Fund, that were only shareholders of Tribune. The Executive Committee Members for mutual funds are Michael S. Doluisio, an attorney with Dechert LLP in Philadelphia, and Steven R. Schoenfeld, an attorney with Dorsey & Whitney LLP in New York. The Executive Committee is directed to take reasonable steps to streamline case management and to eliminate duplication of efforts and redundant filings. However, the Master Case Order does not certify a class of Defendants, and does not prevent any individual Defendant from retaining its own counsel or being heard by the Court. Discovery in the Litigation Trustee’s lawsuit is stayed pending resolution of certain motions to dismiss in the related litigation.

On September 23, 2013, the Court rejected the defendants’ arguments under section 546(e) of the Bankruptcy Code (the so-called public-securities-market exemption), but still dismissed the so-called Individual Creditors Actions (the individual creditor, constructive fraudulent-conveyance actions) on the ground that the Individual Creditors lack standing to seek avoidance of the same transactions that the Litigation Trustee is simultaneously suing to avoid. .

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On May 23, 2014, the Executive Committee, on behalf of all Exhibit A shareholder defendants, including the Fund, filed a motion to dismiss Count One of the Litigation Trustee’s Fifth Amended Complaint on grounds, among other things, that complaint fails to allege facts from which a strong inference can be drawn that the Tribune Board acted with the actual intent to hinder, delay or defraud creditors when it approved the LBO. The Litigation Trustee has responded and the motion is fully briefed and pending before Judge Pauley. The Individual Creditors have appealed the dismissal for lack of standing to the Second Circuit, and the Executive Committee has cross-appealed the failure to dismiss under 546(e). On March 29, 2016, the Second Circuit Court of Appeals issued its opinion. The Court ruled that the noteholder creditors had standing to sue, but that, on the merits, their claims were preempted by the safe harbor in Section 546(e) of the Bankruptcy Code. Assuming this result is not reversed by the United States Supreme Court or en banc by the full Second Circuit, then this would leave only the Litigation Trustee’s claims for intentional fraudulent conveyance.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

14. ELECTION OF NEW TRUSTEES

On October 23, 2015, at a regularly scheduled meeting of the Trust’s Board of Trustees (the “Board”), David J. Gruber and Jeffrey W. Wallace were appointed by the Board as Trustees. On January 21, 2016, at a Special Meeting of Shareholders, Messrs. Gruber and Wallace, were elected as Trustees by the shareholders of the Trust. Messrs. Gruber and Wallace will serve on the Board until such time as their successors shall be duly elected and qualified.

MONTEAGLE FUNDS OTHER INFORMATION (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

FEDERAL TAX INFORMATION (Unaudited)

For the six month period ended February 29, 2016, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund intend to designate up to a maximum amount of $323,004, $975,365, $1,640,648, $3,475,227 and $1,264,833, respectively, as taxed at a maximum rate of 20%. There were no distributions paid by the Texas Fund during the six month period ended February 29, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

MONTEAGLE FUNDS RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS OF MONTEAGLE FUNDS HELD ON January 21, 2016 (Unaudited)

On January 21, 2016, a Special Meeting of Shareholders of the Monteagle Funds was held for the purpose of voting on the following proposal:

PROPOSAL: To elect two new Trustees to serve on the Board of Trustees of each Fund until such time as their successors shall be duly elected and qualified. The individuals nominated for election as Trustees will, upon election, serve on the Trust’s Board until such time as their successors shall be duly elected and qualified.

The total number of shares of the Monteagle Funds present in person or by proxy represented approximately 98.46% of the shares entitled to vote at the Special Meeting.

The shareholders of the Monteagle Funds voted to approve the Proposal. The votes cast by each Fund with respect to the Proposal were as follows:

Fund	For	Against	Abstain	% of Outstanding Shares Voted
Fixed Income Fund	4,744,835	—	—	98.26%
Informed Investor Growth Fund	1,056,383	—	—	94.83%
Quality Growth Fund	1,877,274	—	—	99.48%
Select Value Fund	797,950	—	8,637	99.55%
Value Fund	1,327,458	—	—	99.53%
Texas Fund	1,147,137	—	—	99.12%

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2015) and held until the end of the period (February 29, 2016).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Fixed Income Fund
		Beginning Account Value 9/01/15	Annualized Expense Ratio For the Period	Ending Account Value 2/29/16	Expenses Paid During the Period (1)
Actual Example Based on actual return of:
Class I	1.80%	$ 1,000.00	1.08%	$ 1,018.00	$ 5.42
Hypethetical Example Based on assumed 5% return
Class I		$ 1,000.00	1.08%	$ 1,019.50	$ 5.42

Informed Investor Growth Fund
		Beginning Account Value 9/01/15	Annualized Expense Ratio For the Period	Ending Account Value 2/29/16	Expenses Paid During the Period (1)
Actual Example Based on actual return of:
Class I	(0.58%)	$ 1,000.00	1.45%	$ 994.20	$ 7.19
Hypethetical Example Based on assumed 5% return
Class I		$ 1,000.00	1.45%	$ 1,017.70	$ 7.27

Quality Growth Fund
		Beginning Account Value 9/01/15	Annualized Expense Ratio For the Period	Ending Account Value 2/29/16	Expenses Paid During the Period (1)
Actual Example Based on actual return of:
Class I	(2.26%)	$ 1,000.00	1.35%	$ 977.40	$ 6.64
Hypethetical Example Based on assumed 5% return
Class I		$ 1,000.00	1.35%	$ 1,018.20	$ 6.77

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Select Value Fund
		Beginning Account Value 9/01/15	Annualized Expense Ratio For the Period	Ending Account Value 2/29/16	Expenses Paid During the Period (1)
Actual Example Based on actual return of:
Class I	(7.23%)	$ 1,000.00	1.46%	$ 927.70	$ 7.00
Hypethetical Example Based on assumed 5% return
Class I		$ 1,000.00	1.46%	$ 1,017.60	$ 7.32

Value Fund
		Beginning Account Value 9/01/15	Annualized Expense Ratio For the Period	Ending Account Value 2/29/16	Expenses Paid During the Period (1)
Actual Example Based on actual return of:
Class I	(0.59%)	$ 1,000.00	1.39%	$ 994.10	$ 6.89
Hypethetical Example Based on assumed 5% return
Class I		$ 1,000.00	1.39%	$ 1,018.00	$ 6.97

Texas Fund
		Beginning Account Value 9/01/15	Annualized Expense Ratio For the Period	Ending Account Value 2/29/16	Expenses Paid During the Period (1)
Actual Example Based on actual return of:
Class I	(13.23%)	$ 1,000.00	1.74%	$ 867.70	$ 8.08
Class C	(13.71%)	$ 1,000.00	2.74%	$ 862.90	$ 12.69
Hypethetical Example Based on assumed 5% return
Class I		$ 1,000.00	1.74%	$ 1,016.20	$ 8.72
Class C		$ 1,000.00	2.74%	$ 1,011.20	$ 13.70

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MONTEAGLE FUNDS COMPENSATION OF TRUSTEES AND OFFICERS (Unaudited)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid a $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust’s Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six month period ended February 29, 2016:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$10,500	$0	$0	$10,500
Charles M. Kinard	$10,500	$0	$0	$10,500
David J. Gruber	$10,500	$0	$0	$10,500
Jeffrey W. Wallace	$10,500	$0	$0	$10,500

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

On January 21, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving renewal of the Management Agreement between the Trust and Nashville Capital Corp. (the “Adviser”) with respect to each of the funds comprising the Trust (the “Funds”), and separately and individually, each of the Subadvisory Agreements by and among the Adviser, the Trust and the firm engaged to provide day-to-day portfolio management services for the Funds, being Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund, Garcia Hamilton & Associates, L.P. with respect to the Monteagle Quality Growth Fund, Howe & Rusling, Inc. with respect to the Monteagle Fixed Income Fund, Robinson Investment Group, Inc. with respect to the Monteagle Value Fund, T.H. Fitzgerald & Company with respect to the Monteagle Informed Investor Growth Fund and J. Team Financial, Inc. with respect to The Texas Fund (each, a “Sub-adviser”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the renewal process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about renewal. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to renewal, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared for the renewal meeting, such as: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser and the Sub-advisers; (ii) performance assessments of the investment performance of the Funds by personnel of the Adviser and the Sub-advisers; (iii) performance commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Adviser’s and the Sub-advisers’ investment philosophy, investment strategy and operations; (v) compliance reports, audits and review reports concerning the Funds, the Adviser and the Sub-advisers; (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and the Sub-advisers; (vii) information on relevant developments in the mutual fund industry and how the Funds, the Adviser and/or the Sub-advisers are responding to them; (viii) financial information about the Adviser and the Sub-advisers; (ix) a description of the personnel at the Adviser and the Sub-advisers involved with the Funds, their background, professional skills and accomplishments; (x) information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser and each Sub-adviser; (xi) comparative expense and performance information for other mutual funds that are similar to the Funds; (xii) where available, information about performance and fees relative to other accounts managed by the Sub-advisers that might be considered

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

comparable to the Funds in terms of investment style; and (xiii) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser or the Sub-advisers from their relationship with the Funds. The Board also took into consideration the Adviser’s recommendation that each of the Subadvisory Agreements be renewed, as well as the Management Agreement.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the renewals and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-advisers.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-advisers to the Funds. They noted that the responsibilities of the Adviser and Sub-advisers under each Agreement had not changed since the last renewal and were not proposed to change. They also considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that none of the Adviser or Sub-advisers reported any material compliance matter over the last year; the manner in which the Sub-advisers seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting each Sub-adviser’s policies and procedures on trading and brokerage, as well as average brokerage commissions paid; the investment strategies and sources of information upon which the Sub-advisers rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Sub-advisers similar to the Funds; the oversight of the Funds’ portfolios by the Sub-advisers and the Adviser and the oversight of the Sub-advisers by the Adviser; the Sub-advisers’ succession plans and business continuity plans; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and Sub-advisers (including their Form ADVs), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each of the Sub-advisers were satisfactory and adequate for their respective Funds.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Investment Performance of the Funds, the Adviser and the Sub-Advisers.

In considering this factor, the Trustees took into consideration that the Adviser has delegated day-to-day portfolio management to the Sub-adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also noted the information about the Adviser personnel fulfilling that role, as well as the information about the Sub-adviser portfolio managers managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees considered the short- and long-term performance of each Fund compared with the performance of its benchmark, groups of funds with similar objectives managed by other investment advisers, and aggregated data by category. In addition, the Trustees noted that, in cases where a Sub-adviser is managing other accounts with similar investment objectives to those of their Fund, the Fund’s performance was generally in line with that of the other accounts.

After considering and discussing the performance of the Funds, the Adviser’s and each Sub-adviser’s experience and performance in their roles with respect to the Funds, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-advisers was satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser and the Sub-advisers from their Relationships with the Funds.

In considering these factors, the Trustees noted the overall expenses of each Fund, including the nature and frequency of advisory and sub-advisory fee payments, the asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group. The Trustees also considered the financial condition and profitability information provided by the Adviser and the Sub-advisers and the level of commitment to the Funds by the principals of the Adviser and Sub-advisers to their roles for the Funds.

The Trustees also considered information provided on fees charged by the Sub-advisers to comparable accounts – such as institutional accounts – being managed in a similar style, noting that, typically, fees charged to the Funds were among the lowest, if not lower than, the fees charged to other accounts by the Sub-advisers. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and the Sub-advisers from their relationships with the Funds were satisfactory.

Other Benefits Derived by the Adviser or Sub-advisers from their Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser or Sub-advisers derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Sub-adviser to the Monteagle Informed Investor Growth Fund uses “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) the Sub-adviser reports it selects broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Sub-adviser reports only using “soft dollars” within the Section 28(e) safe harbor, which requires the Sub-adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Sub-adviser uses the research received to implement its investment strategy generally, which benefits the Fund as well as the Sub-adviser’s other accounts.

The Trustees also noted that the Sub-advisers to the Monteagle Informed Investor Growth Fund and the Monteagle Quality Growth Fund each report that the portfolio managers managing those Funds also manage performance-based fee accounts for other clients of the Sub-adviser. When considering these arrangements and the conflict of interest they present, the Trustees also noted that both those Sub-advisers indicated they have procedures in place to manage potential conflicts of interest that arise, that the arrangements are subject to monitoring by the Trust and the Adviser, and that the arrangements are disclosed in the Trust’s Statement of Additional Information.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-advisers from their relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the subadvisory fee schedules also have breakpoints at various asset levels.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved renewal of the Management Agreement and each of the Subadvisory Agreements for an additional one-year period, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

THE MONTEAGLE FUNDS

Investment Adviser

Nashville Capital Corporation

2506 Winford Ave.

Nashville, TN 37211

Distributor

Matrix Capital Group, Inc.

106 West 32nd Street

New York, NY 10001

Transfer Agent, Administrator

& Shareholder Servicing Agent

M3Sixty Administration, LLC

4520 Main Street

Suite 1425

Kansas City, MO 64111

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

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MONTEAGLE FUNDS NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy. The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;
●	The Fund’s investment adviser; and
●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable

(a)(2) Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith as Exhibit 12 (a )(2)

(a)(3) Not applicable

(b) Certifications required by Item 12 (b) of Form N-CSR are filed herewith as Exhibit 12 (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Paul B. Ordonio	/s/ Paul B. Ordonio
President
Date: May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 4, 2016